Critical accounting judgments and key sources of estimation uncertainty	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Critical accounting judgments and key sources of estimation uncertainty

Note 3. Critical accounting judgments and key sources of estimation uncertainty

The preparation of the interim financial statements requires management to make certain judgments, accounting estimates and assumptions that affect the application of accounting policies and the amounts reported for the assets and liabilities at the reporting date and the amounts reported for revenues and expenses during the period, as well as the disclosure of contingent assets and liabilities. The nature of the estimation means that actual outcomes could differ from those estimates. These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those applied to the annual financial statements for the years ended December 31, 2025, and 2024.

In addition, the following significant estimates and assumptions had significant effects on the amounts reported in the interim financial statements as of June 30, 2026 and for the six months ended June 30, 2026, as a result of the Reverse Recapitalization and issuance of different warrants: (i) calculation of listing expense, (ii) fair value of PIPE-warrants, SPAC-warrants and customer-warrant liabilities and (iii) amortization of Warrant Contract Assets including the estimation of total forecast Amazon revenue over the vesting period which drives the amortization of the warrant contract asset, and (iv) recoverability of deferred tax assets. See Note 15, Warrant agreement with Amazon, Note 16. Financial instruments and fair values and Note 21 Reverse recapitalization for further details.

The assessment of the Group’s ability to continue as a going concern remains a critical judgment. On the basis of an updated assessment, these interim financial statements have been prepared on a going concern basis and a material uncertainty exists that raises substantial doubt about the Group’s ability to continue as a going concern. Refer to Note 1.